SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Schedule of Variable Interest Entities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity
Total involvement with SPE assets	$ 401,822	$ 418,045
Consolidated VIE / SPE assets	76,291	84,794
Significant unconsolidated VIE assets	325,531	333,251
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	28,523	31,070
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	4,219	3,448
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	10,422	9,153
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	190	234
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	43,354	43,905
Credit card securitizations
Variable Interest Entity
Total involvement with SPE assets	50,171	54,916
Consolidated VIE / SPE assets	50,171	54,916
Significant unconsolidated VIE assets	0	0
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	0	0
Mortgage securitizations - U.S. agency-sponsored
Variable Interest Entity
Total involvement with SPE assets	214,458	217,291
Consolidated VIE / SPE assets	0	0
Significant unconsolidated VIE assets	214,458	217,291
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	3,852	3,571
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	78	95
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	3,930	3,666
Mortgage securitizations - Non-agency-sponsored
Variable Interest Entity
Total involvement with SPE assets	15,965	13,036
Consolidated VIE / SPE assets	1,092	1,586
Significant unconsolidated VIE assets	14,873	11,450
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	312	527
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	35	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	1	1
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	348	528
Citi-administered asset-backed commercial paper conduits (ABCP)
Variable Interest Entity
Total involvement with SPE assets	19,693	21,280
Consolidated VIE / SPE assets	19,693	21,280
Significant unconsolidated VIE assets	0	0
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	0	0
Collateralized loan obligations (CLOs)
Variable Interest Entity
Total involvement with SPE assets	18,886	16,719
Consolidated VIE / SPE assets	0	0
Significant unconsolidated VIE assets	18,886	16,719
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	5,128	3,150
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	62	86
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	5,190	3,236
Asset-based financing
Variable Interest Entity
Total involvement with SPE assets	53,168	58,862
Consolidated VIE / SPE assets	733	1,364
Significant unconsolidated VIE assets	52,435	57,498
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	16,553	21,270
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	475	269
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	4,915	3,616
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	21,943	25,155
Municipal securities tender option bond trusts (TOBs)
Variable Interest Entity
Total involvement with SPE assets	7,070	8,572
Consolidated VIE / SPE assets	2,843	3,830
Significant unconsolidated VIE assets	4,227	4,742
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	40	2
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	2,842	3,100
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	2,882	3,102
Municipal investments
Variable Interest Entity
Total involvement with SPE assets	17,679	20,290
Consolidated VIE / SPE assets	14	44
Significant unconsolidated VIE assets	17,665	20,246
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	2,441	2,196
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	3,578	2,487
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	2,580	2,335
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	0	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	8,599	7,018
Client intermediation
Variable Interest Entity
Total involvement with SPE assets	515	434
Consolidated VIE / SPE assets	371	335
Significant unconsolidated VIE assets	144	99
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	49	49
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	0	0
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	0	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	3	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	52	49
Investment funds
Variable Interest Entity
Total involvement with SPE assets	2,788	1,730
Consolidated VIE / SPE assets	767	842
Significant unconsolidated VIE assets	2,021	888
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	32	13
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	120	138
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	27	102
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	3	0
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	182	253
Other
Variable Interest Entity
Total involvement with SPE assets	1,429	4,915
Consolidated VIE / SPE assets	607	597
Significant unconsolidated VIE assets	822	4,318
Funded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, debt investments	116	292
Maximum exposure to loss in significant unconsolidated VIEs, equity investments	11	554
Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs, funding commitments	58	0
Maximum exposure to loss in significant unconsolidated VIEs, guarantees and derivatives	43	52
Funded and Unfunded Exposure
Maximum exposure to loss in significant unconsolidated VIEs	228	898
Mortgage-backed securities
Funded and Unfunded Exposure
Private label mortgage-backed securities, outstanding	$ 10,000	$ 12,000